Accounts payable for acquisition of investments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity interest acquired [Abstract]
Accounts payable from acquisition of investments	R$ 0	R$ 9,712
Current	0	4,856	R$ 47,041
Non-Current	0	4,856	R$ 26,710
Viva [Member]
Equity interest acquired [Abstract]
Accounts payable from acquisition of investments	R$ 0	R$ 9,712